Other Intangible Assets	12 Months Ended
Jan. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets

(6) Other Intangible Assets

Other intangible assets consisted of the following as of January 31:

	2017			2016
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted Average Amortization Period in Years	Gross Carrying Amount	Accumulated Amortization	Weighted Average Amortization Period in Years
Amortizable intangible assets:
Tradenames	$5,120	$(3,869)	15	$5,120	$(3,527)	15
Patents	905	(635)	12	905	(592)	12
Other	500	(242)	10	966	(653)	22
Total intangible assets	$6,525	$(4,746)		$6,991	$(4,772)

Total amortization expense for other intangible assets was $0.4 million, $0.5 million and $0.6 million for the fiscal years ended January 31, 2017, 2016 and 2015, respectively. Amortization expense for the subsequent five fiscal years is estimated as follows:

Estimated amortization for the next 5 years
(in thousands)	Amount
Fiscal Year 2018	$435
Fiscal Year 2019	435
Fiscal Year 2020	435
Fiscal Year 2021	322
Fiscal Year 2022	94
Thereafter	58
Total	$1,779